Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			12 Months Ended
	Mar. 09, 2024	Aug. 24, 2023	May 25, 2022	Sep. 14, 2021	Sep. 14, 2021	May 05, 2021	May 30, 2024	May 25, 2022	Feb. 25, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes [Line Items]
Class of warrant, outstanding											97,387	97,387
Exercise price of warrants (in Dollars per share)									$ 295.68	$ 40.08
Percentage of number of ordinary shares										9.90%
Warrants price per share (in Dollars per share)										$ 295.68
Secured convertible notes (in Dollars)			$ 16,000,000					$ 16,000,000		$ 1,950		$ 13,550
Converted ordinary shares										0	0
Ordinary shares										185,042
Warrants shares										2,406,334		1,276,249
Warrants, description		The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.72 per ordinary share, and in the case of a reverse stock split the minimum Conversion Price will be adjusted to 25% of the closing bid price.	The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.41 per ordinary share, which was $17.71 per shares.	The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $125.45 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date.						The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $166.69 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.
Secured convertible notes (in Dollars)		$ 1,500,000
Warrants exercised										175,565	235,467
Ordinary shares exercised										1,460,493	1,936,276
Repurchase amount (in Dollars)	$ 1,500
Unexercised warrants (in Dollars)	$ 2,200
Debt discount (in Dollars)										$ 629	$ 6,994	$ 15,097
Convertible notes											94,003	1,610,386
Interest expense (in Dollars)										$ 49	$ 700	$ 11,387
Warrant [Member]
Convertible Notes [Line Items]
Warrants shares										1,191,486		231,872
Purchase an aggregate shares										504,134
February 25 Notes [Member]
Convertible Notes [Line Items]
Amount of group sold (in Dollars)									$ 6,670
Class of warrant, outstanding									60,877
Converted ordinary shares													124,689
Warrants shares												35,112
April 14 Notes [Member]
Convertible Notes [Line Items]
Class of warrant, outstanding									13,130
Ordinary shares													74,007
May 5 Notes [Member]
Convertible Notes [Line Items]
Warrants shares													147,570
September 2021 Notes [Member]
Convertible Notes [Line Items]
Amount of group sold (in Dollars)				$ 13,575,000
Accrued Interest percentage				8.00%	8.00%
Percentage of number of ordinary shares				9.90%	9.90%
Amount of issued additional (in Dollars)					$ 13,575,000
Warrants shares												299,026
September 14 Warrants [Member]
Convertible Notes [Line Items]
Class of warrant, outstanding				194,774	194,774
Ordinary shares												90,034
May 2022 [Member]
Convertible Notes [Line Items]
Exercise price of warrants (in Dollars per share)								$ 2.1384
Secured convertible notes (in Dollars)										$ 500
Ordinary shares												319,092
Warrants shares										94,003
Purchase an aggregate shares								905,141
Repaid to investors (in Dollars)							$ 1,950
May 2022 [Member] | Ordinary shares [Member]
Convertible Notes [Line Items]
Warrants shares												1,214,848
February 25 Warrants [Member]
Convertible Notes [Line Items]
Exercise price of warrants (in Dollars per share)									$ 426.62
April 14 Notes [Member]
Convertible Notes [Line Items]
Amount of group sold (in Dollars)									$ 1,000
Prior Private Placement Warrants [Member]
Convertible Notes [Line Items]
Amount of group sold (in Dollars)									$ 15,300
Conversion price per share (in Dollars per share)									$ 186.62
Accrued Interest percentage									8.00%
Percentage of number of ordinary shares									9.90%
Amount of issued additional (in Dollars)						$ 15,300
Exercise price (in Dollars per share)										$ 426.62
Secured convertible notes (in Dollars)													$ 1,570